Restatement of Prior Period Financial Statements - Schedule of Unaudited Condensed Consolidated Statements of Operations (Details) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2025 USD ($) $ / shares
Previously Reported [Member]
Schedule of Unaudited Condensed Consolidated Statements of Operations [Line Items]
General and administrative expenses	$ 1,851	[1]
Loss from operations	(1,975)
Provision for credit losses	(1,310)
Total other expense, net	(16,035)
Loss before income taxes	$ (18,010)
Net loss (in Dollars per share) | $ / shares	$ (18,010)
Adjustments [Member]
Schedule of Unaudited Condensed Consolidated Statements of Operations [Line Items]
General and administrative expenses	$ 827	[1]
Loss from operations	(827)
Provision for credit losses	840
Total other expense, net	840
Loss before income taxes	$ 13
Net loss (in Dollars per share) | $ / shares	$ 13
As Corrected [Member]
Schedule of Unaudited Condensed Consolidated Statements of Operations [Line Items]
General and administrative expenses	$ 2,678	[1]
Loss from operations	(2,802)
Provision for credit losses	(470)
Total other expense, net	(15,195)
Loss before income taxes	$ (17,996)
Net loss (in Dollars per share) | $ / shares	$ (17,996)

[1]	The Company has combined certain captions that were previously disaggregated within operating expenses.